Pioneer Floating Rate Trust

Schedule of Investments | February 28, 2021

Ticker Symbol: PHD

Schedule of Investments | 2/28/2021 (unaudited)

Principal Amount USD ($)			Value
		UNAFFILIATED ISSUERS - 148.7%
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 123.8% of Net Assets*(a)
		Aerospace & Defense - 5.1%
662,075		Delta Air Lines, Inc., Term Loan, 5.75% (LIBOR + 475 bps), 4/29/23	$668,541
258,473		JetBlue Airways Corp., Term Loan, 6.25% (LIBOR + 525 bps), 6/17/24	267,269
773,063		MAG DS Corp., Initial Term Loan, 6.5% (LIBOR + 550 bps), 4/1/27	759,534
1,250,000		Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	1,337,735
1,220,614		MRO Holdings, Inc., Initial Term Loan, 5.254% (LIBOR + 500 bps), 6/4/26	1,159,583
637,669	(b)	Peraton Corp., Cov-Lite Delayed Draw Term Loan, 2/1/28	640,857
362,331	(b)	Peraton Corp., First Lien Term B Loan, 2/1/28	364,143
700,000		Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc & Onex Wind Finance LP.), Initial Term Loan, 6.0% (LIBOR + 525 bps), 1/15/25	707,000
1,556,805		WP CPP Holdings LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	1,503,095
		Total Aerospace & Defense	$7,407,757
		Airlines - 2.7%
1,283,943		Allegiant Travel Co., Replacement Term Loan, 3.198% (LIBOR + 300 bps), 2/5/24	$1,277,523
1,170,000		Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	1,191,937
1,033,333		Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,038,500
340,000		SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	359,945
		Total Airlines	$3,867,905
		All Other - 0.7%
1,000,000	(b)	Adevinta ASA Facility B2, Term Loan, 10/22/27	$1,008,542
		Total All Other	$1,008,542
		Automobile - 5.5%
1,776,272		American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$1,778,493
1,503,707		Commercial Vehicle Group, Inc., Initial Term Loan, 7.0% (LIBOR + 600 bps), 4/12/23	1,486,790
1,000,000		Drive Chassis Holdco LLC, Second Lien Term B Loan, 8.484% (LIBOR + 825 bps), 4/10/26	1,016,667
1,496,384		IXS Holdings, Inc., Initial Term Loan, 5.0% (LIBOR + 425 bps), 3/5/27	1,509,477
1,217,749		Navistar, Inc., Tranche B Term Loan, 3.62% (LIBOR + 350 bps), 11/6/24	1,220,793
750,000		RVR Dealership Holdings LLC, Term Loan, 6.25% (PRIME + 300 bps), 2/8/28	749,063
5,801		Thor Industries, Inc., Initial USD Term Loan, 3.875% (LIBOR + 375 bps), 2/1/26	5,828
210,908		Wabash National Corp., Initial Term Loan, 4.0% (LIBOR + 325 bps), 9/28/27	211,171
		Total Automobile	$7,978,282
		Banking - 0.4%
500,000		Azalea TopCo, Inc., First Lien 2020 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 7/24/26	$504,375
24,227		Nouryon Finance BV (aka AkzoNobel), Initial Dollar Term Loan, 3.111% (LIBOR + 300 bps), 10/1/25	24,199
		Total Banking	$528,574
		Building Materials - 1.8%
763,083		CPG International LLC (fka CPG International, Inc.), New Term Loan, 3.25% (LIBOR + 250 bps), 5/5/24	$766,230
253,435	(b)	Foundation Building Materials, Inc., First Lien Initial Term Loan, 1/31/28	253,316
146,565	(b)	Foundation Building Materials, Inc., First Lien Sailor Term Loan, 1/31/28	146,496
1,447,500		WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.0% (LIBOR + 400 bps), 5/1/24	1,451,119
		Total Building Materials	$2,617,161
		Buildings & Real Estate - 2.1%
1,484,772		Ply Gem Midco, Inc., Initial Term Loan, 3.86% (LIBOR + 375 bps), 4/12/25	$1,489,720
1,510,069		WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	1,478,924
		Total Buildings & Real Estate	$2,968,644
		Chemicals - 1.7%
500,000		CPC Acquisition Corp., First Lien Initial Term Loan, 4.5% (LIBOR + 375 bps), 12/29/27	$501,250
710,254		Graham Packaging Co., Inc. Initial Term Loan (2021), 3.75% (LIBOR + 300 bps), 8/4/27	712,676
300,000		INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 3.25% (LIBOR + 275 bps), 1/29/26	300,723
997,500		Plaze, Inc., 2020-1 Term Loan, 5.25% (LIBOR + 425 bps), 8/3/26	997,916
		Total Chemicals	$2,512,565
		Chemicals, Plastics & Rubber - 1.9%
750,000		Avantor Funding, Inc., Incremental B-4 Dollar Term Loan, 3.5% (LIBOR + 250 bps), 11/8/27	$755,273
1,000,000		Gemini HDPE LLC, 2027 Advance Term Loan, 3.5% (LIBOR + 300 bps), 12/31/27	999,062
1,035,307		Hexion, Inc., USD Term Loan, 3.74% (LIBOR + 350 bps), 7/1/26	1,032,719
		Total Chemicals, Plastics & Rubber	$2,787,054
		Computers & Electronics - 8.5%
1,135,000		Ahead DB Holdings LLC, First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 10/18/27	$1,147,769
984,704		Applied Systems, Inc., Second Lien Initial Term Loan, 8.0% (LIBOR + 700 bps), 9/19/25	994,551
1,311,855		Cornerstone OnDemand, Inc. Term Loan, 4.361% (LIBOR + 425 bps), 4/22/27	1,321,858
1,751,158		Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.365% (LIBOR + 425 bps), 6/26/25	1,719,782
1,250,000		LogMeIn, Inc., First Lien Initial Term Loan, 4.874% (LIBOR + 475 bps), 8/31/27	1,252,214
600,000	(b)	Nielsen Consumer LLC, Term Loan, 2/5/28	601,687
1,591,343		Pitney Bowes, Inc., Incremental Tranche B Term Loan, 5.62% (LIBOR + 550 bps), 1/7/25	1,592,338
2,205,447		Signify Health LLC, Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/23/24	2,213,717
1,446,333		Ultra Clean Holdings, Inc., Term B Loan, 4.615% (LIBOR + 450 bps), 8/27/25	1,449,949
		Total Computers & Electronics	$12,293,865
Principal Amount USD ($)			Value
		Construction & Building - 0.9%
1,000,000		CP Atlas Buyer, Inc. (aka American Bath), Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	$1,001,042
284,247		Pike Corp., 2028 Initial Term Loan, 3.12% (LIBOR + 300 bps), 1/21/28	285,003
		Total Construction & Building	$1,286,045
		Consumer Nondurables - 0.5%
784,091		Sunshine Luxembourg VII S.a.r.l., Facility B1, 5.0% (LIBOR + 400 bps), 10/1/26	$788,072
		Total Consumer Nondurables	$788,072
		Consumer Services - 1.3%
1,826,872		Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2021 Refinancing Term B-1 Loan, 3.5% (LIBOR + 275 bps), 9/23/26	$1,830,982
		Total Consumer Services	$1,830,982
		Containers, Packaging & Glass - 0.6%
795,341		Pregis TopCo LLC, First Lien Initial Term Loan, 3.865% (LIBOR + 375 bps), 7/31/26	$797,661
		Total Containers, Packaging & Glass	$797,661
		Diversified & Conglomerate Manufacturing - 2.1%
1,964,719		Garda World Security Corp., Initial Term Loan, 4.99% (LIBOR + 475 bps), 10/30/26	$1,972,906
1,000,049		Pelican Products, Inc., First Lien Term Loan, 4.5% (LIBOR + 350 bps), 5/1/25	993,174
		Total Diversified & Conglomerate Manufacturing	$2,966,080
		Diversified & Conglomerate Service - 9.8%
1,141,150		Alion Science and Technology Corp., First Lien Replacement Term Loan, 3.5% (LIBOR + 275 bps), 7/23/24	$1,147,569
1,991,274		CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.5% (LIBOR + 450 bps), 8/16/23	1,926,558
997,228		DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 3.75% (LIBOR + 300 bps), 2/3/25	994,319
2,261,459		DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	2,161,308
1,522,416		First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	1,554,292
1,153,115		Gates Global LLC, Initial B-3 Dollar Term Loan, 3.5% (LIBOR + 275 bps), 3/31/27	1,154,920
952,642		Intrado Corp., Initial Term B Loan, 5.0% (LIBOR + 400 bps), 10/10/24	940,287
500,000	(b)	Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan, 12/16/27	502,917
3,945,260		Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	3,696,488
		Total Diversified & Conglomerate Service	$14,078,658
		Electric & Electrical - 0.7%
1,050,000		Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.5% (LIBOR + 275 bps), 2/15/28	$1,051,378
		Total Electric & Electrical	$1,051,378
		Electronics - 2.9%
2,307,003		Natel Engineering Co., Inc., Initial Term Loan, 6.0% (LIBOR + 500 bps), 4/30/26	$2,206,071
2,021,282		Scientific Games International, Inc., Initial Term B-5 Loan, 2.865% (LIBOR + 275 bps), 8/14/24	1,992,016
		Total Electronics	$4,198,087
		Entertainment - 0.5%
660,000	(b)	Enterprise Development Authority, Term Loan B, 2/18/28	$664,950
		Total Entertainment	$664,950
		Entertainment & Leisure - 0.8%
1,100,000	(b)	Great American Outdoors Group LLC, Term Loan B, 2/25/28	$1,104,466
		Total Entertainment & Leisure	$1,104,466
		Finance - 1.0%
1,500,000	(b)	EFS Cogen Holdings I LLC, Advance Term B Loan, 10/1/27	$1,504,687
		Total Finance	$1,504,687
		Financial Services - 1.2%
655,075		Cardtronics USA, Inc., Initial Term Loan, 5.0% (LIBOR + 400 bps), 6/29/27	$657,736
1,016,067		Everi Payments, Inc., Term B Loan, 3.5% (LIBOR + 275 bps), 5/9/24	1,011,621
99,500		Everi Payments, Inc., Term Loan, 11.5% (LIBOR + 1,050 bps), 5/9/24	104,475
		Total Financial Services	$1,773,832
		Forest Products - 2.8%
1,745,625		Chobani LLC, 2020 New Term Loan, 4.5% (LIBOR + 350 bps), 10/25/27	$1,758,172
1,310,814		ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 5.0% (LIBOR + 400 bps), 11/3/25	1,314,296
1,000,000	(b)	Schweitzer-Mauduit International, Inc., Term Loan B, 1/27/28	1,000,000
		Total Forest Products	$4,072,468
		Healthcare - 3.1%
1,000,000	(b)	ADMI Corp. (aka Aspen Dental), Amendment, No. 4 Refinancing Term Loan, 12/23/27	$998,047
879,118		Milano Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	877,652
1,000,000		Option Care Health, Inc., Term B Loan, 3.865% (LIBOR + 375 bps), 8/6/26	1,002,500
1,600,000		Sotera Health Holdings LLC, Refinancing, First Lien Term Loan, 3.25% (LIBOR + 275 bps), 12/11/26	1,603,333
		Total Healthcare	$4,481,532
		Healthcare & Pharmaceuticals - 6.3%
2,051,122		Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	$2,047,918
1,485,000		FC Compassus LLC, Term B-1 Loan, 5.0% (LIBOR + 425 bps), 12/31/26	1,494,281
1,567,031		Kindred Healthcare LLC, Closing Date Term Loan, 4.625% (LIBOR + 450 bps), 7/2/25	1,572,907
1,262,455		NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.615% (LIBOR + 350 bps), 11/13/25	1,257,721
218,069		NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.615% (LIBOR + 350 bps), 11/13/25	217,251
250,000		PetVet Care Centers LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 4.25% (LIBOR + 350 bps), 2/14/25	250,703
1,481,269		Upstream Newco, Inc., First Lien Initial Term Loan, 4.615% (LIBOR + 450 bps), 11/20/26	1,444,237
Principal Amount USD ($)			Value
		Healthcare & Pharmaceuticals - (continued)
750,000		US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Initial Term Loan, 6.25% (LIBOR + 550 bps), 12/15/27	$757,266
		Total Healthcare & Pharmaceuticals	$9,042,284
		Healthcare, Education & Childcare - 4.9%
11,964		Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.0% (LIBOR + 1,100 bps), 4/24/24	$5,444
1,536,259		ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.5% (LIBOR + 350 bps), 5/10/23	1,537,538
1,091,729		KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,063,298
1,805,211		Quorum Health Corp., Exit Term Loan, 9.25% (LIBOR + 825 bps), 4/29/25	1,844,135
535,950		Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	551,359
2,075,438		U.S. Renal Care, Inc., Initial Term Loan, 5.125% (LIBOR + 500 bps), 6/26/26	2,074,141
		Total Healthcare, Education & Childcare	$7,075,915
		Home Furnishings - 0.4%
500,000	(b)	Weber-Stephen Products LLC, Initial Term B Loan, 10/30/27	$502,902
		Total Home Furnishings	$502,902
		Hotel, Gaming & Leisure - 3.8%
2,114,988		Caesars Resort Collection LLC, Term B Loan, 2.865% (LIBOR + 275 bps), 12/23/24	$2,098,392
1,097,250		Caesars Resort Collection LLC, Term B-1 Loan, 4.615% (LIBOR + 450 bps), 7/21/25	1,102,051
18,875		Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 13.0% (LIBOR + 1,200 bps), 10/4/23	21,942
2,211,085		Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan, 3.25% (LIBOR + 250 bps), 10/4/23	2,193,257
		Total Hotel, Gaming & Leisure	$5,415,642
		Insurance - 4.0%
516,556		Alliant Holdings Intermediate LLC, 2019 New Term Loan, 3.365% (LIBOR + 325 bps), 5/9/25	$513,876
522,375		AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 5.0% (LIBOR + 400 bps), 12/3/26	525,705
500,000	(b)	Asurion LLC (fka Asurion Corp.), New B-9 Term Loan, 7/31/27	498,875
1,590,930		Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	1,573,529
1,243,241		Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	1,212,160
1,246,875		Navicure, Inc., First Lien 2020 Incremental Term Loan, 4.75% (LIBOR + 400 bps), 10/22/26	1,253,109
248,750		Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 5.25% (LIBOR + 425 bps), 9/3/26	250,927
		Total Insurance	$5,828,181
		Leasing - 1.1%
1,530,625		Fly Funding II S.a.r.l., Term B Loan, 7.0% (LIBOR + 600 bps), 10/8/25	$1,534,452
		Total Leasing	$1,534,452
		Leisure & Entertainment - 2.2%
1,068,987		AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.23% (LIBOR + 300 bps/PRIME + 200 bps), 4/22/26	$916,657
1,641,750		Carnival Corp., Initial Advance, 8.5% (LIBOR + 750 bps), 6/30/25	1,703,316
500,000	(b)	E.W. Scripps Co., Tranche B-3 Term Loan, 1/7/28	501,562
		Total Leisure & Entertainment	$3,121,535
		Machinery - 1.5%
762,584		Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23	$764,014
1,237,499		MHI Holdings LLC, Initial Term Loan, 5.115% (LIBOR + 500 bps), 9/21/26	1,247,554
97,196		NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	97,165
		Total Machinery	$2,108,733
		Media - 1.4%
1,972,152		Altice France SA, USD TLB-13 Incremental Term Loan, 4.198% (LIBOR + 400 bps), 8/14/26	$1,976,836
		Total Media	$1,976,836
		Metals & Mining - 2.4%
884,680		Atkore International, Inc., First Lien Initial Incremental Term Loan, 3.75% (LIBOR + 275 bps), 12/22/23	$889,288
1,517,840		Phoenix Services International LLC, Term B Loan, 4.75% (LIBOR + 375 bps), 3/1/25	1,515,943
11,160		TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	11,174
1,000,000		TMS International Corp., Term Loan B3, 3.75% (LIBOR + 275 bps), 8/14/24	1,001,250
		Total Metals & Mining	$3,417,655
		Oil & Gas - 2.7%
1,609,222	+(b)	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility (LIBOR + 600 bps), 5/13/22	$362,075
3,552,554		Traverse Midstream Partners LLC, Advance, 6.5% (LIBOR + 550 bps), 9/27/24	3,531,458
		Total Oil & Gas	$3,893,533
		Personal, Food & Miscellaneous Services - 2.1%
1,334,447		IRB Holding Corp. (aka Arby's/Buffalo Wild Wings), 2020 Replacement Term B Loan, 3.75% (Libor + 275 bps), 2/5/25	$1,335,178
989,507		Knowlton Development Corp., Inc., Initial Term Loan, 3.865% (LIBOR + 375 bps), 12/22/25	986,260
750,000		Kronos Acquisition Holdings Inc., Tranche B-1 Term Loan, 4.25% (LIBOR + 375 bps), 12/22/26	749,906
		Total Personal, Food & Miscellaneous Services	$3,071,344
		Printing & Publishing - 0.3%
454,779		Trader Corp., First Lien 2017 Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 9/28/23	$457,622
		Total Printing & Publishing	$457,622
		Professional & Business Services - 10.3%
1,800,000		Amentum Government Services Holdings LLC, First Lien Tranche 2 Term Loan, 5.5% (LIBOR + 475 bps), 1/29/27	$1,822,500
Principal Amount USD ($)			Value
		Professional & Business Services - (continued)
1,488,750		APX Group, Inc., Initial Loan, 5.116% (LIBOR + 500 bps/PRIME + 400 bps), 12/31/25	$1,496,061
1,532,052		Athenahealth, Inc., First Lien Term B-1 Loan, 4.453% (LIBOR + 425 bps), 2/11/26	1,543,543
985,000		Blackstone CQP Holdco LP, Initial Term Loan, 3.736% (LIBOR + 350 bps), 9/30/24	986,847
2,102,140		Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.711% (LIBOR + 350 bps), 8/21/26	2,049,150
500,000	(b)	eResearch Technology, Inc., First Lien Initial Term Loan, 2/4/27	502,947
333,333		First Advantage Holdings LLC, First Lien Term B-1 Loan, 3.123% (LIBOR + 300 bps), 1/31/27	332,917
1,050,000		PAE Incorporated, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 10/19/27	1,058,367
104,167		PPD, Inc., Initial Term Loan, 2.75% (LIBOR + 225 bps), 1/13/28	104,655
1,133,915		SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 4.365% (LIBOR + 425 bps), 6/15/25	1,132,781
1,915,396		Verscend Holding Corp., Term B Loan, 4.615% (LIBOR + 450 bps), 8/27/25	1,926,170
1,915,396	(b)	Verscend Holding Corp., Term Loan B, 8/27/25	1,929,761
		Total Professional & Business Services	$14,885,699
		Retail - 7.2%
939,459		Bass Pro Group LLC, Initial Term Loan, 5.75% (LIBOR + 500 bps), 9/25/24	$942,787
972,563		Harbor Freight Tools USA, Inc., Initial Term Loan, 4.0% (LIBOR + 325 bps), 10/19/27	978,033
1,500,000		Mattress Firm, Inc. Term Loan, 6.25% (LIBOR + 525 bps), 11/26/27	1,530,000
1,137,607		Michaels Stores, Inc., 2020 Refinancing Term B Loan, 4.25% (LIBOR + 350 bps), 10/1/27	1,140,024
500,000	(b)	Petco Animal Supplies, Inc., Term Loan B, 2/25/28	500,313
1,050,000		PetSmart LLC, Initial Term Loan, 4.5% (LIBOR + 375 bps), 2/11/28	1,058,694
500,000		Rent-A-Center, Inc., Initial Term Loan, 4.75 (LIBOR + 400 bps), 3/17/21	504,375
788,060	(b)	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 10/29/27	794,463
204,478	(b)	Service Logic Acquisition, Inc., First Lien Delayed Draw Term Loan, 10/29/27	206,139
2,132,501		Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.705% (LIBOR + 450 bps), 9/12/24	2,111,709
650,000		TruGreen LP, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	655,687
		Total Retail	$10,422,224
		Securities & Trusts - 2.5%
1,510,403		KSBR Holding Corp., Initial Term Loan, 3.365% (LIBOR + 325 bps), 4/15/26	$1,513,243
1,861,004		Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	1,921,486
138,996		Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps/PRIME + 800), 12/23/25	143,514
		Total Securities & Trusts	$3,578,243
		Telecommunications - 3.3%
798,000		Consolidated Communications, Inc., Initial Term Loan, 5.75% (LIBOR + 475 bps), 10/2/27	$804,650
675,000		Frontier Communications Corp., Initial Term Loan, 5.75% (LIBOR + 475 bps), 10/8/21	681,750
500,000	(b)	Virgin Media Bristol LLC, Term Q Loan, 1/31/29	501,289
795,994		Windstream Services II LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	799,974
1,993,466		Xplornet Communications, Inc., Initial Term Loan, 4.865% (LIBOR + 475 bps), 6/10/27	2,007,795
		Total Telecommunications	$4,795,458
		Textile & Apparel - 1.2%
1,309,560		Adient US LLC, Initial Term Loan, 4.384% (LIBOR + 425 bps), 5/6/24	$1,307,923
350,000		Canada Goose, Inc., 2020 Refinancing Term Loan, 5.0% (LIBOR + 425 bps), 10/7/27	352,625
		Total Textile & Apparel	$1,660,548
		Transport - 0.8%
1,115,128		Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.5% (LIBOR + 350 bps), 3/20/25	$1,113,734
		Total Transport	$1,113,734
		Transportation - 0.7%
1,180,279		Envision Healthcare Corp., Initial Term Loan, 3.865% (LIBOR + 375 bps), 10/10/25	$1,018,833
		Total Transportation	$1,018,833
		Utilities - 6.1%
1,149,313		Compass Power Generation LLC, Tranche B-1 Term Loan, 4.5% (LIBOR + 350 bps), 12/20/24	$1,148,595
1,929,719		Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	1,831,855
1,946,408		Edgewater Generation LLC, Term Loan, 3.865% (LIBOR + 375 bps), 12/13/25	1,939,870
1,250,000	(b)	Exgen Renewables IV LLC, Term Loan, 12/15/27	1,258,594
995,000		Hamilton Projects Acquiror LLC, Term Loan, 5.75% (LIBOR + 475 bps), 6/17/27	1,005,448
1,447,725		PG&E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25	1,455,567
215,753		Pike Corp., 2028 Delayed Draw Term Loan, 0.0%, 1/15/28	216,327
		Total Utilities	$8,856,256
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $175,195,560)	$178,346,876
Shares			Value
		COMMON STOCKS - 1.0% of Net Assets
		Energy Equipment & Services - 0.9%
72,091	(c)	FTS International, Inc.	$1,380,542
		Total Energy Equipment & Services	$1,380,542
		Specialty Retail - 0.1%
91,346	+^(c)	Targus Cayman SubCo., Ltd.	$120,577
		Total Specialty Retail	$120,577
		TOTAL COMMON STOCKS
		(Cost $2,065,469)	$1,501,119
Principal Amount USD ($)			Value
		ASSET BACKED SECURITIES - 2.7% of Net Assets
1,000,000	(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.224% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$981,201
1,000,000	(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.924% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	927,684
1,000,000	(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.941% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	999,925
1,000,000	(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.194% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,000,434
		TOTAL ASSET BACKED SECURITIES
		(Cost $3,937,580)	$3,909,244
		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5% of Net Assets
4,100,000	(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.38% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$4,141,065
760,000	(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.368% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	884,503
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,860,000)	$5,025,568
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% of Net Assets
211,445	(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.35% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	$208,010
625,000	(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.112% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	426,323
1,000,000		Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	667,682
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,608,366)	$1,302,015
		CORPORATE BONDS - 16.0% of Net Assets
		Advertising - 0.9%
1,250,000	(d)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	$1,259,375
		Total Advertising	$1,259,375
		Banks - 0.7%
1,000,000	(e)(f)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	$1,010,200
		Total Banks	$1,010,200
		Building Materials - 0.8%
996,000		Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	$1,086,885
		Total Building Materials	$1,086,885
		Chemicals - 0.7%
1,000,000		Hexion, Inc., 7.875%, 7/15/27 (144A)	$1,060,000
		Total Chemicals	$1,060,000
		Coal - 1.4%
2,000,000		SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$2,075,600
		Total Coal	$2,075,600
		Computers - 0.1%
100,000		Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$111,750
		Total Computers	$111,750
		Diversified Financial Services - 1.1%
1,520,000		VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,618,800
		Total Diversified Financial Services	$1,618,800
		Engineering & Construction - 0.8%
1,000,000		PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	$1,107,500
		Total Engineering & Construction	$1,107,500
		Entertainment - 1.0%
892,000		Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$1,007,068
505,000		Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	498,122
		Total Entertainment	$1,505,190
		Healthcare-Products - 0.3%
380,000		Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$418,000
		Total Healthcare-Products	$418,000
		Healthcare-Services - 0.7%
1,000,000		RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	$1,077,720
		Total Healthcare-Services	$1,077,720
		Iron & Steel - 0.9%
1,087,000		Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	$1,270,431
		Total Iron & Steel	$1,270,431
		Leisure Time - 0.1%
105,000		Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	$115,238
		Total Leisure Time	$115,238
		Lodging - 0.7%
1,000,000		Station Casinos LLC, 4.5%, 2/15/28 (144A)	$996,250
		Total Lodging	$996,250
		Media - 0.7%
1,000,000		Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	$1,003,960
		Total Media	$1,003,960
		Mining - 0.3%
331,000		Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	$362,445
		Total Mining	$362,445
Principal Amount USD ($)			Value
		Miscellaneous Manufacturers - 0.7%
1,000,000		Koppers, Inc., 6.0%, 2/15/25 (144A)	$1,031,250
		Total Miscellaneous Manufacturers	$1,031,250
		Oil & Gas - 1.1%
1,500,000		MEG Energy Corp., 7.125%, 2/1/27 (144A)	$1,584,045
		Total Oil & Gas	$1,584,045
		REITs - 1.5%
1,000,000		iStar, Inc., 4.75%, 10/1/24	$1,026,250
1,065,000		Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,147,537
		Total REITs	$2,173,787
		Retail - 1.1%
1,250,000		Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	$1,334,375
221,000		Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	225,420
		Total Retail	$1,559,795
		Transportation - 0.4%
612,565	(a)	Golar LNG Partners LP, 8.294% (3 Month USD LIBOR + 810 bps), 11/15/22 (144A)	$603,377
		Total Transportation	$603,377
		TOTAL CORPORATE BONDS
		(Cost $20,598,986)	$23,031,598
		INSURANCE-LINKED SECURITIES - 0.8% of Net Assets#
		Event Linked Bonds - 0.2%
		Windstorm - U.S. Regional - 0.2%
250,000	(a)	Matterhorn Re, 7.035% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$255,275
		Total Event Linked Bonds	$255,275
Face Amount USD ($)			Value
		Collateralized Reinsurance - 0.1%
		Multiperil - Worldwide - 0.0%†
27,000	+(c)(g)	Limestone Re 2019-2, 3/1/23 (144A)	$44,131
300,000	+(c)(g)	Resilience Re, 4/6/21	30
			$44,161
		Windstorm - Florida - 0.1%
250,000	+(c)(g)	Formby Re 2018, 2/28/22	$44,229
		Total Collateralized Reinsurance	$88,390
		Reinsurance Sidecars - 0.5%
		Multiperil - U.S. - 0.0%†
250,000	+(c)(g)	Carnoustie Re 2017, 11/30/21	$32,950
250,000	+(c)(h)	Harambee Re 2018, 12/31/21	4,625
250,000	+(h)	Harambee Re 2019, 12/31/22	2,750
			$40,325
		Multiperil - Worldwide - 0.5%
3,037	+(h)	Alturas Re 2019-2, 3/10/22	$14,103
29,558	+(h)	Alturas Re 2020-2, 3/10/23	37,060
250,000	+(c)(g)	Bantry Re 2016, 3/31/21	20,150
1,270,809	+(c)(g)	Berwick Re 2018-1, 12/31/21	122,102
907,913	+(c)(g)	Berwick Re 2019-1, 12/31/22	108,496
20,000	+(g)	Eden Re II, 3/22/22 (144A)	16,300
3,800	+(g)	Eden Re II, 3/22/23 (144A)	21,982
250,000	+(c)(g)	Gleneagles Re 2016, 11/30/21	7,800
300,000	+(c)(h)	Lorenz Re 2018, 7/1/21	4,140
199,590	+(c)(h)	Lorenz Re 2019, 6/30/22	10,658
300,000	+(c)(g)	Merion Re 2018-2, 12/31/21	49,650
400,000	+(c)(g)	Pangaea Re 2018-1, 12/31/21	8,422
400,000	+(c)(g)	Pangaea Re 2018-3, 7/1/22	8,297
327,699	+(c)(g)	Pangaea Re 2019-1, 2/1/23	6,828
294,125	+(c)(g)	Pangaea Re 2019-3, 7/1/23	10,580
324,259	+(g)	Pangaea Re 2020-1, 2/1/24	6,881
150,000	+(g)	Sector Re V, 12/1/23 (144A)	60,125
10,000	+(c)(g)	Sector Re V, 12/1/24 (144A)	23,747
400,000	+(c)(g)	St. Andrews Re 2017-1, 2/1/22	27,120
347,597	+(c)(g)	St. Andrews Re 2017-4, 6/1/21	34,204
253,645	+(c)(g)	Woburn Re 2018, 12/31/21	23,370
244,914	+(c)(g)	Woburn Re 2019, 12/31/22	82,465
			$704,480
		Total Reinsurance Sidecars	$744,805
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $1,360,601)	$1,088,470
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 148.7%
		(Cost $209,626,562)	$214,204,890
		OTHER ASSETS AND LIABILITIES - (48.7)%	$(70,127,733)
		NET ASSETS - 100.0%	$144,077,157

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2021, the value of these securities amounted to $31,653,535, or 22.0% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2021.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2021.
(b)	This term loan will settle after February 28, 2021, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at February 28, 2021.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2021.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$14,103
Alturas Re 2020-2	1/1/2020	29,558	37,060
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	209,553	122,102
Berwick Re 2019-1	12/31/2018	108,488	108,496
Carnoustie Re 2017	1/5/2017	59,439	32,950
Eden Re II	12/15/2017	1,195	16,300
Eden Re II	1/22/2019	446	21,982
Formby Re 2018	7/9/2018	37,013	44,229
Gleneagles Re 2016	1/14/2016	–	7,800
Harambee Re 2018	12/19/2017	16,457	4,625
Harambee Re 2019	12/20/2018	–	2,750
Limestone Re	6/20/2018	24,542	44,131
Lorenz Re 2018	6/26/2018	68,985	4,140
Lorenz Re 2019	6/26/2019	64,926	10,658
Matterhorn Re	4/30/2020	250,000	255,275
Merion Re 2018-2	12/28/2017	12,346	49,650
Pangaea Re 2018-1	12/26/2017	57,203	8,422
Pangaea Re 2018-3	5/31/2018	96,345	8,297
Pangaea Re 2019-1	1/9/2019	3,440	6,828
Pangaea Re 2019-3	7/25/2019	8,824	10,580
Pangaea Re 2020-1	1/21/2020	–	6,881
Resilience Re	4/13/2017	980	30
Sector Re V	1/1/2020	10,000	23,747
Sector Re V, Series 8, Class C	12/4/2018	82,093	60,125
St. Andrews Re 2017-1	1/5/2017	27,099	27,120
St. Andrews Re 2017-4	3/31/2017	–	34,204
Woburn Re 2018	3/20/2018	94,515	23,370
Woburn Re 2019	1/30/2019	73,967	82,465
Total Restricted Securities			$1,088,470
% of Net assets			0.8%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2021, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests
Oil & Gas	$–	$3,531,458	$362,075	$3,893,533
All Other Senior Secured Floating Rate Loan Interests	–	174,453,343	–	174,453,343
Common Stocks
Specialty Retail	–	–	120,577	120,577
All Other Common Stock	1,380,542	–	–	1,380,542
Asset Backed Securities	–	3,909,244	–	3,909,244
Collateralized Mortgage Obligations	–	5,025,568	–	5,025,568
Commercial Mortgage-Backed Securities	–	1,302,015	–	1,302,015
Corporate Bonds	–	23,031,598	–	23,031,598
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	44,161	44,161
Windstorm - Florida	–	–	44,229	44,229
Reinsurance Sidecars
Multiperil - U.S.	–	–	40,325	40,325
Multiperil - Worldwide	–	–	704,480	704,480
All Other Insurance-Linked Security	–	255,275	–	255,275
Total Investments in Securities	$1,380,542	$211,508,501	$1,315,847	$214,204,890

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Balance as of 11/30/20	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfer in to Level 3*	Balance as of 2/28/21
Senior Secured Floating Rate Loan Interests
Oil & Gas	$–	$–	$(243)	$–	$–	$243	$362,075	$362,075
Common Stocks
Specialty Retail	120,576	–	1	–	–		–	120,577
Insurance-Linked Securities Collateralized
Reinsurance
Multiperil - Worldwide	42,442	–	4,177	–	(2,458)	–	–	44,161
Windstorm - Florida	44,229	–	–		–	–	–	44,229
Reinsurance Sidecars
Multiperil - U.S.	41,662	–	1,719	–	(3,056)	–	–	40,325
Multiperil - Worldwide	1,690,975	–	(23,049)	–	(963,446)			704,480
Total	$1,939,884	$–	$(17,395)	$–	$(968,960)	$243	$362,075	$1,315,847
*        Transfers are calculated on the beginning of period values. For the three months ended February 28, 2021, securities with an aggregate market value of $362,075 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at February 28, 2021: $(17,395).